Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 867,100,025.00
Previously Paid Amount	15,310.00
Total Fee Amount	132,753.01
Total Offset Amount	0.00
Net Fee	$ 117,443.01